Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	₺ 12,458,491	₺ 11,116,316
Additions net of depreciation	1,490,902	1,044,267
Disposals	(59,830)	(30,285)
Transfers	(4,841)	(15,896)
Disposal of subsidiaries	(195)
Impairment (expenses)/reversals	(4,185)	(18,007)	₺ (34,382)
Transfer to investment property	(1,253)
Effects of movements in exchange rates	23,641	362,096
Balance at end of year	13,902,730	12,458,491	11,116,316
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	25,147,406	21,745,364
Additions	3,912,283	3,223,162
Disposals	(725,809)	(808,258)
Transfers	(4,841)	(12,368)
Disposal of subsidiaries	(20,596)
Impairment (expenses)/reversals	(2)	(3,125)
Transfer to investment property	(6,781)
Effects of movements in exchange rates	130,992	1,002,631
Balance at end of year	28,432,652	25,147,406	21,745,364
Cost [member] | Network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	22,022,991	19,132,278
Additions	818,989	708,891
Disposals	(699,727)	(756,889)
Transfers	2,671,001	1,982,073
Disposal of subsidiaries	(15,536)
Effects of movements in exchange rates	125,400	956,638
Balance at end of year	24,923,118	22,022,991	19,132,278
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,211,323	929,901
Additions	68,667	52,877
Disposals	(2,004)
Transfers	212,943	220,637
Transfer to investment property	(6,781)
Effects of movements in exchange rates	1,101	7,908
Balance at end of year	1,485,249	1,211,323	929,901
Cost [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	866,409	803,500
Additions	93,428	97,225
Disposals	(10,954)	(48,813)
Transfers	8,961	1,446
Disposal of subsidiaries	(3,482)
Effects of movements in exchange rates	1,532	13,051
Balance at end of year	955,894	866,409	803,500
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	44,518	40,106
Additions	2,098	3,833
Disposals	(1,690)	(491)
Disposal of subsidiaries	(4)
Effects of movements in exchange rates	77	1,070
Balance at end of year	44,999	44,518	40,106
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	335,837	327,492
Additions	7,149	5,418
Disposals	(62)	(7)
Transfers	341	317
Disposal of subsidiaries	(1,574)
Effects of movements in exchange rates	402	2,617
Balance at end of year	342,093	335,837	327,492
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	666,328	512,087
Additions	2,921,952	2,354,918
Disposals	(11,372)	(2,058)
Transfers	(2,898,087)	(2,216,841)
Impairment (expenses)/reversals	(2)	(3,125)
Effects of movements in exchange rates	2,480	21,347
Balance at end of year	681,299	666,328	512,087
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(12,688,915)	(10,629,048)
Additions - depreciation	(2,421,381)	(2,178,895)
Disposals	665,979	777,973
Transfers		(3,528)
Disposal of subsidiaries	20,401
Impairment (expenses)/reversals	(4,183)	(14,882)
Transfer to investment property	5,528
Effects of movements in exchange rates	(107,351)	(640,535)
Balance at end of year	(14,529,922)	(12,688,915)	(10,629,048)
Accumulated depreciation, amortization and impairment [member] | Network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(11,382,813)	(9,446,217)
Additions - depreciation	(2,270,537)	(2,006,650)
Disposals	656,472	738,527
Transfers		(31,327)
Disposal of subsidiaries	15,536
Impairment (expenses)/reversals	(4,183)	(14,543)
Effects of movements in exchange rates	(105,298)	(622,603)
Balance at end of year	(13,090,823)	(11,382,813)	(9,446,217)
Accumulated depreciation, amortization and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(285,626)	(239,088)
Additions - depreciation	(73,594)	(58,292)
Transfers		16,359
Transfer to investment property	5,528
Effects of movements in exchange rates	(620)	(4,605)
Balance at end of year	(354,312)	(285,626)	(239,088)
Accumulated depreciation, amortization and impairment [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(673,927)	(633,507)
Additions - depreciation	(53,914)	(80,254)
Disposals	7,865	39,143
Transfers		11,440
Disposal of subsidiaries	3,287
Effects of movements in exchange rates	(1,182)	(10,749)
Balance at end of year	(717,871)	(673,927)	(633,507)
Accumulated depreciation, amortization and impairment [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(37,840)	(34,230)
Additions - depreciation	(3,714)	(2,923)
Disposals	1,593	296
Disposal of subsidiaries	4
Effects of movements in exchange rates	(70)	(983)
Balance at end of year	(40,027)	(37,840)	(34,230)
Accumulated depreciation, amortization and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(308,709)	(276,006)
Additions - depreciation	(19,622)	(30,776)
Disposals	49	7
Disposal of subsidiaries	1,574
Impairment (expenses)/reversals		(339)
Effects of movements in exchange rates	(181)	(1,595)
Balance at end of year	₺ (326,889)	₺ (308,709)	₺ (276,006)